Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	€ 3,269	€ 3,034
Additions	191	113
Amortization	(286)	(253)
Net (impairments) reversals	18	389
Write-off	(24)	(61)
Currency translation differences	(141)	38
Other changes	(102)	9
Net book amount at the end of the year	2,925	3,269
Intangible Assets With finite Useful Life [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,949	1,720
Additions	191	113
Amortization	(286)	(253)
Net (impairments) reversals	18	389
Write-off	(24)	(61)
Currency translation differences	(118)	32
Other changes	(9)	9
Net book amount at the end of the year	1,721	1,949
Intangible Assets With finite Useful Life [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	8,949
Net book amount at the end of the year	6,748	8,949
Intangible Assets With finite Useful Life [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	7,000
Net book amount at the end of the year	5,027	7,000
Intangible Assets With Indefinite Useful Life [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,320	1,314
Currency translation differences	(23)	6
Other changes	(93)
Net book amount at the end of the year	1,204	1,320
Intangible Exploration And Evaluation Assets [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,092	735
Additions	91	15
Amortization	(65)	(18)
Net (impairments) reversals	18	385
Write-off	(24)	(61)
Currency translation differences	(115)	36
Other changes	(2)
Net book amount at the end of the year	995	1,092
Intangible Exploration And Evaluation Assets [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	2,216
Net book amount at the end of the year	1,504	2,216
Intangible Exploration And Evaluation Assets [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,124
Net book amount at the end of the year	509	1,124
Copyrights Patents And Other Industrial Property Rights Service And Operating Rights [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	255	363
Additions	5	6
Amortization	(110)	(113)
Other changes	32	(1)
Net book amount at the end of the year	182	255
Copyrights Patents And Other Industrial Property Rights Service And Operating Rights [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	2,462
Net book amount at the end of the year	2,485	2,462
Copyrights Patents And Other Industrial Property Rights Service And Operating Rights [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	2,207
Net book amount at the end of the year	2,303	2,207
Other concessions, licenses, trademarks and similar items [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	259	276
Additions	17	26
Amortization	(84)	(81)
Currency translation differences	(1)
Other changes	49	38
Net book amount at the end of the year	240	259
Other concessions, licenses, trademarks and similar items [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,467
Net book amount at the end of the year	1,466	1,467
Other concessions, licenses, trademarks and similar items [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	1,208
Net book amount at the end of the year	1,226	1,208
Service concession arrangement [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	31	32
Additions	1	1
Amortization	(2)	(2)
Net book amount at the end of the year	30	31
Service concession arrangement [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	52
Net book amount at the end of the year	52	52
Service concession arrangement [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	21
Net book amount at the end of the year	22	21
Service concession arrangement [Member] | Intangible Assets With finite Useful Life [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	31	32
Additions	1	1
Amortization	(2)	(2)
Net book amount at the end of the year	30	31
Intangible Assets Under Development [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	148	148
Additions	60	49
Other changes	(74)	(49)
Net book amount at the end of the year	134	148
Intangible Assets Under Development [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	153
Net book amount at the end of the year	140	153
Intangible Assets Under Development [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	5
Net book amount at the end of the year	6	5
Other Intangible Assets [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	164	166
Additions	17	16
Amortization	(25)	(39)
Net (impairments) reversals		4
Currency translation differences	(2)	(4)
Other changes	(14)	21
Net book amount at the end of the year	140	164
Other Intangible Assets [Member] | Gross carrying amount [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	2,599
Net book amount at the end of the year	1,101	2,599
Other Intangible Assets [Member] | Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Net book amount at the beginning of the year	2,435
Net book amount at the end of the year	€ 961	€ 2,435